Share-Based Payments - Detailed Disclosure Detail Of Stock Unit Activity Performance Stock (Detail)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of performance stock units outstanding, Granted	1,070,685
Number of performance stock units outstanding, Vested	313,755
Number of performance stock units outstanding, Cancelled	399,707
Performance Stock Unit [Member] | Calyxt [Member]
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of free shares outstanding, beginning balance	311,667
Number of performance stock units outstanding, Granted	0
Number of performance stock units outstanding, Vested	0
Number of performance stock units outstanding, Cancelled	0
Number of free shares outstanding, ending balance	311,667
Weighted average grant date fair value, beginning balance | $	$ 7.06
Weighted average grant date fair Value, granted | $	0
Weighted average grant date fair value, vested | $	0
Weighted average grant date fair Value, cancelled | $	0
Weighted average grant date fair value, ending balance | $	$ 7.06